Goodwill and intangible assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statements [Line Items]
Goodwill	¥ 1,508,721	¥ 1,487,100	¥ 1,275,112
Growth rate	3.50%	3.50%
Game & Network Services [member]
Statements [Line Items]
Goodwill	¥ 460,621	¥ 465,647
Intangible assets with indefinite useful life	¥ 57,434	¥ 57,438
Growth rate	2.00%	1.50%
Pre-tax discount rate	10.90%	9.60%
Music [member]
Statements [Line Items]
Goodwill	¥ 729,593	¥ 710,888
Music [member] | Worldwide Recorded Music Cash Generating Unit [member]
Statements [Line Items]
Goodwill	¥ 355,985	¥ 342,653
Growth rate	1.00%	1.00%
Pre-tax discount rate	12.20%	12.50%
Music [member] | Music Publishing Cash Generating Unit [member]
Statements [Line Items]
Goodwill	¥ 325,590	¥ 330,240
Growth rate	3.00%	3.00%
Pre-tax discount rate	11.10%	11.40%
Pictures [member]
Statements [Line Items]
Goodwill	¥ 283,201	¥ 279,949
Pictures [member] | Animation Cash Generating Unit [member]
Statements [Line Items]
Goodwill	¥ 139,236	¥ 141,155
Pre-tax discount rate	16.40%	15.90%
Pictures [member] | Animation Cash Generating Unit [member] | Maximum [Member]
Statements [Line Items]
Growth rate	12.00%	12.00%
Pictures [member] | Animation Cash Generating Unit [member] | Minimum [Member]
Statements [Line Items]
Growth rate	5.00%	5.00%